Leases	12 Months Ended
Dec. 31, 2023
Disclosure of maturity analysis of operating lease payments [abstract]
Leases	Leases
Right-of-use Assets:

£'000
Cost
At January 1, 2022	6,625
Additions	9,502
Lease modification	1,759
Disposals	(161)
Foreign currency translation	133
At December 31, 2022	17,858
Additions	6,775
Lease modification	742
Disposals	(157)
Foreign currency translation	(214)
At December 31, 2023	25,004
Accumulated Depreciation
At January 1, 2022	1,471
Depreciation charge- R&D expenses	1,468
At Depreciation charge- G&A expenses	279
At Disposals	(161)
At Foreign currency translation	7
At December 31, 2022	3,064
Depreciation charge- R&D expenses	3,077
Depreciation charge- G&A expenses	490
Disposals	(125)
Foreign currency translation	(15)
At December 31, 2023	6,491
Carrying value
At December 31, 2023	18,513
At December 31, 2022	14,794
All right-of-use assets relate to leased properties. As at January 1, 2023 the Group had ten pre-existing lease agreements relating to four properties based in the United Kingdom and one in Austria.
The Group entered into two seven-year lease arrangements in relation to laboratory and office space in Vienna, Austria on September 3, 2021. The lease term for the office space commenced on December 1, 2022, expiring in December 2029. The lease term for the laboratory space commenced on January 26, 2023. Annually from January, each year lease payments will be indexed based on the consumer price index rate as published by STATISTIK AUSTRIA at September of the preceding year.
On July 1, 2022, the Group entered into a lease arrangement in relation to premises in Boston, Massachusetts, United States. The lease commenced on January 23, 2023 and expires on June 23, 2033.
In December 2022, the Group entered into a lease arrangement in relation to premises in Miami, Florida, United States. The lease commencement date, being the date at which the landlord makes the premises available to the Group, is currently expected to transpire during the first quarter of 2024, and as such no right of use asset has been recognised in relation to this lease during the year ended December 31, 2023. The lease expires on June 1, 2034. See note 3 for further details regarding this lease.
On October 16, 2023 the Group entered into a second lease arrangement in relation to premises in Miami, Florida which expires on January 31, 2029.
Right-of-use assets totalling £6,692,000 were recognised in relation to the Group's leased premises in Vienna, Miami and Boston leases during the year ended December 31, 2023.
On May 23, 2023, the Group exited a lease pertaining to part of its leased premises in Dundee, United Kingdom, resulting in a disposal of right-of-use asset of £157,000.
On December 28, 2023, the Group made the decision to not exercise a break clause present within one of the leases on a building at one of our Oxford sites. The lease term was subsequently revised to the lease expiration date of July, 28, 2028, and the related right of use lease asset increased by £742,000. An adjustment was also made to increase the restoration provision relating to this site by £84,000 as a result of the change in lease term.
Restoration provisions of £200,000 and £500,000 were made during 2022 in respect of the Group’s obligation to restore alterations made during the period on leased spaces in two of the Group’s leasehold properties. The required work is expected to be completed in 2026 and 2031 respectively.

Lease Liability Maturity

	December 31,
	2023	2022
	£’000	£’000
Current	2,396	2,641
Non-current	16,221	10,942
	18,617	13,583
In respect of the Group’s leasing activities the following amounts were recognised:

	December 31,
	2023	2022
	£’000	£’000
Recognised within general administrative expenses
Depreciation charge for the right-of-use assets	3,567	1,747
Expenses relating to short-term leases	286	409
Onerous lease expense	807	—

Recognised within finance expenses
Interest expense on lease liabilities	1,028	299
See note 3 for further details regarding the onerous lease expense recorded during the year ended December 31, 2023.
The undiscounted lease liability contractual maturities as at December 31, 2023 and 2022 are as follows:

	December 31,
	2023	2022
	£'000	£'000
Within one year	3,399	2,641
One to five years	14,707	9,682
More than 5 years	4,003	3,930
	22,109	16,253